Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Income Taxes Tables
Schedule of Reconciliation Statutory Tax Expense (Benefit)

A reconciliation of our statutory tax expense (benefit) to our actual tax expense (benefit) is as follows:

	Year Ended
	December 31, 2014	December 31, 2014
Federal statutory rate at 34 percent	$(6,206,000)	$(5,341,000)
State taxes, net of federal tax expense (benefit)	(499,000)	(440,000)

Nondeductible interest	2,002,000	750,000
Stock-based compensation	59,000	67,000
Nondeductible acquisition costs	-	34,000
Nondeductible meals & entertainment	21,000	27,000
Other	84,000	-
Change in valuation allowance	$4,539,000	$4,903,000

Schedule of Deferred Tax and Assets and Liabilities

The components of our net deferred tax assets and liabilities are as follows:

	Year Ended
	December 31, 2015	December 31, 2014
Deferred Tax Assets:
Non-Current:
Net operating loss carry forward	$7,662,000	$4,396,000
Definite-lived intangibles	394,000	142,000
Non-qualified stock-based compensation	347,000	293,000
Property, plant and equipment	22,000	-

Current:
Accounts receivable allowance	4,000	9,000
Accrued expenses	998,000	72,000
Gross deferred tax assets	9,427,000	4,912,000

Deferred Tax Liabilities:
Non-Current:
Amortization of indefinite-lived intangible	(8,000)	(4,000)
Property, plant and equipment	-	(28,000)
Gross deferred tax liabilities	(8,000)	(32,000)
Net deferred tax assets before valuation allowance	9,419,000	4,880,000
Less: valuation allowance	(9,419,000)	(4,880,000)
Total net deferred tax asset (liability)	$-	$-